Subsequent Events (Details) - hotel	May 26, 2020	Sep. 30, 2017
Subsequent Event [Line Items]
Number of hotel properties		24
Subsequent Event
Subsequent Event [Line Items]
Number of hotel properties suspended	21
Number of hotel properties	116